Vanguard® Explorer Value Fund
Schedule of Investments (unaudited)
As of May 31, 2024
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (94.8%)
Communication Services (3.5%)
	Interpublic Group of Cos. Inc.	274,619	8,615
*	Madison Square Garden Entertainment Corp.	169,900	6,038
*	Sphere Entertainment Co.	150,747	5,502
*	Madison Square Garden Sports Corp.	26,488	4,891
*,1	Manchester United plc Class A	259,126	4,374
	National CineMedia Inc.	766,663	4,255
	Paramount Global Class B	302,931	3,608
			37,283
Consumer Discretionary (17.0%)
*	Adtalem Global Education Inc.	277,535	17,870
*	OneSpaWorld Holdings Ltd.	1,076,199	16,735
*	Royal Caribbean Cruises Ltd.	108,740	16,059
*	Mattel Inc.	844,663	15,027
	Kontoor Brands Inc.	188,429	13,819
*	Leslie's Inc.	1,324,998	7,579
*	Asbury Automotive Group Inc.	31,027	7,294
	Gentex Corp.	206,002	7,210
	ADT Inc.	921,698	6,553
	Cheesecake Factory Inc.	165,162	6,355
	Boyd Gaming Corp.	114,522	6,106
*	Mohawk Industries Inc.	49,701	6,060
	LCI Industries	49,194	5,405
	Steven Madden Ltd.	119,647	5,318
*	LGI Homes Inc.	53,875	5,172
	Perdoceo Education Corp.	229,414	5,162
	Phinia Inc.	99,855	4,470
	Monarch Casino & Resort Inc.	63,431	4,248
	H&R Block Inc.	82,338	4,087
*	Helen of Troy Ltd.	36,887	3,943
	Carter's Inc.	52,150	3,567
	Sturm Ruger & Co. Inc.	68,298	3,035
	Cracker Barrel Old Country Store Inc.	61,019	2,977
*	Modine Manufacturing Co.	23,603	2,382
*	Under Armour Inc. Class A	308,559	2,219
*	Stoneridge Inc.	139,714	2,217
			180,869
Consumer Staples (1.6%)
*	Darling Ingredients Inc.	125,841	5,084
	J M Smucker Co.	37,625	4,200
	Edgewell Personal Care Co.	96,263	3,714
	Energizer Holdings Inc.	121,238	3,470
			16,468
Energy (4.7%)
	SM Energy Co.	187,883	9,475
	Core Laboratories Inc.	403,684	7,565
*	Tidewater Inc.	69,075	7,137
	Matador Resources Co.	104,879	6,655
*	Weatherford International plc	51,422	6,188
	Select Water Solutions Inc.	488,458	5,339
	ChampionX Corp.	135,321	4,414
*	DMC Global Inc.	217,396	2,824
			49,597
Financials (18.2%)
	Carlyle Group Inc.	208,768	8,969
	Affiliated Managers Group Inc.	52,595	8,552
	Popular Inc.	91,106	8,109
	First BanCorp (XNYS)	436,055	7,731
	Northern Trust Corp.	90,910	7,658

Vanguard® Explorer Value Fund
		Shares	Market Value ($000)
	Wintrust Financial Corp.	76,773	7,571
	First American Financial Corp.	124,576	6,924
*	NMI Holdings Inc. Class A	191,603	6,357
	Lazard Inc.	156,496	6,296
	Cadence Bank	207,336	5,920
	BOK Financial Corp.	61,917	5,611
	Radian Group Inc.	179,518	5,608
	Evercore Inc. Class A	26,538	5,386
*	Enstar Group Ltd.	16,086	5,037
	SiriusPoint Ltd.	377,491	4,964
	Webster Financial Corp.	109,653	4,849
	Home BancShares Inc.	202,133	4,754
	WaFd Inc.	158,715	4,446
	Pinnacle Financial Partners Inc.	55,828	4,439
	Lancashire Holdings Ltd.	540,682	4,383
	Bank OZK	104,616	4,381
	PROG Holdings Inc.	114,697	4,334
	Kemper Corp.	70,520	4,220
	Sandy Spring Bancorp Inc.	179,697	4,212
	Renasant Corp.	138,341	4,167
	FNB Corp.	301,535	4,152
	First Hawaiian Inc.	204,219	4,152
	Rithm Capital Corp.	367,905	4,124
*	ProAssurance Corp.	286,926	4,123
	First Interstate BancSystem Inc. Class A	155,260	4,121
	Navient Corp.	272,622	4,108
	Pacific Premier Bancorp Inc.	183,510	4,081
	WSFS Financial Corp.	89,247	3,932
*	Bancorp Inc.	112,153	3,767
	PJT Partners Inc. Class A	34,855	3,718
	Columbia Banking System Inc.	189,304	3,650
	Hope Bancorp Inc.	265,478	2,796
	BankUnited Inc.	73,526	2,110
			193,712
Health Care (7.6%)
*	Pacira BioSciences Inc.	320,501	9,721
*	Halozyme Therapeutics Inc.	189,215	8,380
*	Envista Holdings Corp.	402,513	7,793
*	Prestige Consumer Healthcare Inc.	106,386	6,842
*	Elanco Animal Health Inc. (XNYS)	365,128	6,455
*	Charles River Laboratories International Inc.	30,253	6,306
	Integra LifeSciences Holdings Corp.	202,417	6,255
	Labcorp Holdings Inc.	28,543	5,563
*	Globus Medical Inc. Class A	69,256	4,648
*	Veradigm Inc.	439,542	4,176
*	Omnicell Inc.	128,000	4,171
*	Varex Imaging Corp.	255,661	3,950
*	Merit Medical Systems Inc.	42,560	3,454
*	Bio-Rad Laboratories Inc. Class A	6,392	1,833
*	Acadia Healthcare Co. Inc.	25,827	1,779
			81,326
Industrials (16.7%)
	Kennametal Inc.	478,037	12,309
	MDU Resources Group Inc.	378,425	9,551
*	Beacon Roofing Supply Inc.	97,980	9,510
*	Generac Holdings Inc.	63,458	9,342
	FTAI Aviation Ltd.	103,213	8,703
	Brink's Co.	83,418	8,612
*	MRC Global Inc.	644,042	8,559
*	Resideo Technologies Inc.	386,832	8,356
*	Stericycle Inc.	160,997	8,298
	Masco Corp.	107,505	7,517
	KBR Inc.	106,135	6,969
	Timken Co.	76,525	6,649
	Interface Inc.	404,004	6,508
	REV Group Inc.	211,381	5,794
	nVent Electric plc	67,542	5,497
	Granite Construction Inc.	81,258	5,061
	Air Lease Corp.	104,026	4,956

Vanguard® Explorer Value Fund
		Shares	Market Value ($000)
	EnerSys	43,557	4,697
	MillerKnoll Inc.	163,645	4,513
*	CoreCivic Inc.	279,753	4,490
*	Array Technologies Inc.	305,055	4,326
	Spirit AeroSystems Holdings Inc. Class A	136,679	4,144
	Applied Industrial Technologies Inc.	20,024	3,865
	Loomis AB	137,217	3,819
	WESCO International Inc.	17,971	3,226
	Snap-on Inc.	11,290	3,081
	Simpson Manufacturing Co. Inc.	15,277	2,535
	Greenbrier Cos. Inc.	45,215	2,498
*	OPENLANE Inc.	110,080	1,899
*	Builders FirstSource Inc.	11,587	1,863
			177,147
Information Technology (10.3%)
*	Ultra Clean Holdings Inc.	185,293	8,594
*	Zebra Technologies Corp. Class A	25,726	8,035
	MKS Instruments Inc.	62,859	7,957
	Belden Inc.	79,771	7,633
*	Insight Enterprises Inc.	37,123	7,258
	TD SYNNEX Corp.	53,445	6,993
*	Sanmina Corp.	100,126	6,863
*	Diodes Inc.	84,126	6,236
	Bread Financial Holdings Inc.	145,654	6,083
	Silicon Motion Technology Corp. ADR	74,565	5,823
	InterDigital Inc.	45,040	5,129
*	Keysight Technologies Inc.	36,743	5,088
*	Arrow Electronics Inc.	37,052	4,865
	NCR Voyix Corp.	365,167	4,813
	Jabil Inc.	39,244	4,666
*	Ichor Holdings Ltd.	114,791	4,361
	Adeia Inc.	330,354	3,908
	Xperi Inc.	367,105	3,234
*	MACOM Technology Solutions Holdings Inc.	25,267	2,555
			110,094
Materials (5.6%)
*	ATI Inc.	133,828	8,209
	Silgan Holdings Inc.	151,319	7,150
	Eagle Materials Inc.	30,093	6,993
	Carpenter Technology Corp.	62,375	6,916
*	Axalta Coating Systems Ltd.	180,008	6,406
	Kaiser Aluminum Corp.	56,090	5,486
	Pactiv Evergreen Inc.	434,936	5,376
	Graphic Packaging Holding Co.	169,512	4,801
	Mativ Holdings Inc.	257,169	4,621
*	Knife River Corp.	57,901	4,094
			60,052
Other (0.9%)
[2]	Vanguard S&P Small-Cap 600 Value ETF	113,628	9,821
Real Estate (7.3%)
	Independence Realty Trust Inc.	467,258	7,803
	SITE Centers Corp.	531,563	7,665
	Agree Realty Corp.	125,719	7,639
*	Jones Lang LaSalle Inc.	34,196	6,910
	First Industrial Realty Trust Inc.	129,646	6,109
*	CBRE Group Inc. Class A	67,441	5,939
	COPT Defense Properties	233,343	5,757
	LXP Industrial Trust	643,705	5,471
	STAG Industrial Inc.	153,102	5,368
	Piedmont Office Realty Trust Inc. Class A	689,117	5,024
	NETSTREIT Corp.	287,168	4,982
	DigitalBridge Group Inc.	336,662	4,592
	Pebblebrook Hotel Trust	319,147	4,516
			77,775
Utilities (1.4%)
	Spire Inc.	73,396	4,498
	UGI Corp.	172,524	4,392

Vanguard® Explorer Value Fund
		Shares	Market Value ($000)
	Portland General Electric Co.	74,182	3,306
	Unitil Corp.	48,175	2,577
			14,773
Total Common Stocks (Cost $863,643)			1,008,917
Temporary Cash Investments (5.1%)
Money Market Fund (5.1%)
[3,4]	Vanguard Market Liquidity Fund, 5.397% (Cost $54,549)	545,591	54,554
Total Investments (99.9%) (Cost $918,192)			1,063,471
Other Assets and Liabilities—Net (0.1%)			771
Net Assets (100%)			1,064,242
Cost is in $000.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $974,000.
2	Considered an affiliated company of the fund as the issuer is another member of The Vanguard Group.
3	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
4	Collateral of $1,039,000 was received for securities on loan.
ADR—American Depositary Receipt.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini Russell 2000 Index	June 2024	392	40,686	1,072
A.	Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
B.	Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
C.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.

Vanguard® Explorer Value Fund
The following table summarizes the market value of the fund’s investments and derivatives as of May 31, 2024, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	1,000,715	8,202	—	1,008,917
Temporary Cash Investments	54,554	—	—	54,554
Total	1,055,269	8,202	—	1,063,471
Derivative Financial Instruments
Assets
Futures Contracts[1]	1,072	—	—	1,072
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.
D.	Transactions during the period in investments where the issuer is another member of The Vanguard Group were as follows:
		Current Period Transactions
	Aug. 31, 2023 Market Value ($000)	Purchases at Cost ($000)	Proceeds from Securities Sold ($000)	Realized Net Gain (Loss) ($000)	Change in Unrealized App. (Dep.) ($000)	Income ($000)	Capital Gain Distributions Received ($000)	May 31, 2024 Market Value ($000)
Vanguard Market Liquidity Fund	51,549	NA1	NA1	1	(3)	1,943	—	54,554
Vanguard S&P Small-Cap 600 Value ETF	—	19,791	9,895	—	(75)	—	—	9,821
Total	51,549	19,791	9,895	1	(78)	1,943	—	64,375
1	Not applicable—purchases and sales are for temporary cash investment purposes.